Segment information (Tables)	9 Months Ended
Sep. 30, 2011
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	20	15
Continental Africa	1	2
Australasia	3	1
Americas	4	7
Other, including Corporate and Non-gold producing subsidiaries	1	1
Total interest revenue	29	26

Segment Reporting Information Interest Expense [Text Block]

Interest expense
South Africa	4	3
Continental Africa	-	4
Americas	2	3
Other, including Corporate and Non-gold producing subsidiaries	129	92
Total interest expense	135	102

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	2,933	3,370
Continental Africa	4,294	4,093
Australasia	564	534
Americas	2,449	2,170
Other, including Corporate and Non-gold producing subsidiaries	446	221
Total segment assets	10,686	10,388

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	1	1
ISS International Limited	-	15

ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,882	1,198
Exploration costs	(196)	(157)
General and administrative expenses	(207)	(150)
Market development costs	(6)	(9)
Non-hedge derivative gain/(loss) and movement on bonds	199	(637)
Taxation expense	(452)	(127)
Noncontrolling interests	(32)	(36)
Net income - attributable to AngloGold Ashanti	1,188	82

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity (loss)/income in associates
South Africa	(2)	(1)
Continental Africa	74	52
Other, including Corporate and Non-gold producing subsidiaries	(19)	(3)
Total equity income in associates	53	48

Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)

Segment income/(loss)
South Africa	725	521
Continental Africa	709	359
Australasia	34	98
Americas	546	396
Other, including Corporate and Non-gold producing subsidiaries	(132)	(176)
Total segment income	1,882	1,198

Segments, Geographical Areas [Abstract]
Revenues by area
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,916	731
Continental Africa	1,801	801
Australasia	285	178
Americas	1,109	440
Other, including Corporate and Non-gold producing subsidiaries	13	1
	5,124	2,151
Less: Equity method investments included above	(279)	(244)
Plus: Loss on realized non-hedge derivatives included above	-	1,914
Total revenues	4,845	3,821